Taxes on Income	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 11 — TAXES ON INCOME:

Jeffs’ Brands and Top Rank are taxed according to Israeli tax laws. The corporate tax rate in Israel is 23%.

Smart Pro and Purex are taxed according to US federal and California state laws. The blended corporate tax rate is 28%.

Capital gains are subject to capital gain tax according to the corporate tax rate for the year during which the assets are sold.

For financial reporting purposes, income (loss) before taxes includes the following components:

	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Israel	(2,081)	(1,096)	-
Foreign	(126)	(465)	188

	(2,207)	(1,561)	188

Income tax expense (benefit) was as follows:

	Year ended December 31
	2022	2021	2020
Current:	U.S. dollars in thousands
Israel	-	-	-
Foreign	12	94	126
Total current income tax expense	12	94	126
Deferred:
Israel	-	-	-
Foreign	(18)	(115)	(50)
Total deferred tax income	(18)	(115)	(50)
Total tax (benefit) expense	(6)	(21)	76

A reconciliation of the Group’s statutory income tax rate to effective income tax rate is as follows:

	December 31,
	2022	2021	2020
	U.S. dollars in thousands
Income (loss) before taxes on income	(2,201)	(1,561)	188
Statutory tax rate	23%	23%	23%
Tax (tax benefit) computed at the statutory tax rate	(506)	(359)	43
Increase (decrease) in taxes on income resulting from the following:
Tax rate differences applicable to subsidiaries	(110)	(78)	10
Tax losses and timing differences for which deferred taxes were not recognized	610	416	23
Taxes on income	(6)	(21)	76

Deferred taxes are comprised of the following components:

	Year ended December 31,
	2022	2021
	U.S. dollars in thousands
Deferred tax asset
Intangible assets	110	56
Operating lease right of use asset	32	-
Operating loss carryforward	890	172
Total deferred tax assets	1,032	228
Valuation allowance	(890)	(172)
Total deferred tax assets after valuation allowance	142	56

Deferred tax liabilities

Differences between tax basis and carrying value of loans	-	370
Operating lease liability	32	-
Total deferred tax liability	32	370

Net deferred tax assets (liabilities)	110	(314)

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.

Carry forward tax losses of Jeffs’ Brands were $3,870 thousands and $747 thousands as of December 31, 2022 and 2021, respectively. Jeffs’ Brands did not record deferred tax assets in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future. There is no expiration on net operating loss carryforwards in Israel.

Smart Pro and Purex did not have any net operating loss carryforwards as of December 31, 2022, and 2021. net deferred tax asset is with respect to Smart Pro.

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.